Income Taxes (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Federal [Abstract]
Current			$ 113,000			$ 853,534
Deferred			0			0
State [Abstract]
Current			0			215,381
Deferred			0			0
Income tax provision	$ 192,727	$ 199,916	113,000	$ 420,868	$ 703,055	1,068,915
Deferred Tax Assets [Abstract]
Startup Costs			0			131,532	$ 0
Total deferred income tax assets			0			131,532	0
Valuation allowance			0			(131,532)	0
Deferred tax asset, net of allowance			$ 0			$ 0	$ 0
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate						21.00%	21.00%
State taxes, net of federal tax benefit						3.10%
Return to provision						(0.30%)
Other							3.00%
Change in valuation allowance						3.30%
Income tax provision						27.10%	24.00%
Federal [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss carryovers						$ 0
State [Member]
Operating Loss Carryforwards [Abstract]
Net operating loss carryovers						$ 0